SEGMENTED REPORTING - Disclosure of detailed information about operating segments (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Disclosure of operating segments [line items]
Assets	$ 50,044	$ 47,864
Canada [Member]
Disclosure of operating segments [line items]
Assets	3,302	3,773
South Africa [Member]
Disclosure of operating segments [line items]
Assets	$ 46,742	$ 44,091